Summary of Significant Accounting Policies - Summary of Significant Customers and Vendors (Details) (Sounds Concept, Inc.) - Sound Concepts, Inc. [Member]	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Customers [Member]
Revenue	11% of revenue from one customer	17%, 17% and 11% of revenue, or 45% of revenue in the aggregate
Accounts receivable	10% and 17% of accounts receivable, or 27% of accounts receivable in the aggregate	24%, 13% and 13% of accounts receivable, or 50% of accounts receivable in the aggregate
Vendors [Member]
Purchase	12% of purchase from one vendor	None over 10%
Accounts payable	16% and 10% of accounts payable, or 26% of accounts payable in the aggregate	14% of accounts payable to one vendor